                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                February 2, 2007

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

                  Re:      Delaware Group Foundation Funds (the "Trust")
                           File Nos. 333-38801 and 811-08457
                           Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 23
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment was filed with the Securities and Exchange  Commission  electronically on January 26, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8128 or Jonathan M. Kopcsik at (215) 564-8099.

                                            Very truly yours,

                                            /s/ Emilia P. Wang
                                            Emilia P. Wang, Esquire

cc:      David F. Connor, Esquire
         Bruce G. Leto, Esquire
         Michael D. Mabry, Esquire